ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	$ 8,630,080	¥ 56,311,274	¥ 57,499,910
Professional services	1,512,074	9,866,284	11,844,738
Agency commission fees payable	980,398	6,397,096
Staff cost related payables	588,943	3,842,856	9,851,024
Office expenses	294,365	1,920,735	3,543,495
Product development services	129,998	848,237	906,906
Other payables			3,540,000
Utility fees			1,646,394
Others	671,937	4,384,391	4,308,376
Total	$ 12,807,795	¥ 83,570,873	¥ 93,140,843